Shareholders' Deficit - Schedule Of Issuance Of Common Shares For Purpose Of Calculating Loss Per Shares (Details) - OHB Pediatrics Ltd [Member] - shares	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 15, 2026	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Number Of Shares Outstanding		61,302,601	101
Number Of Shares Issued	61,302,500
Total Splits		0	10,000
Total Splits Shares Issued	0
Beginning balance, shares	1,010,000	1,010,000	10,000
Issuance	61,302,500		1,000,000
Ending balance, shares		62,312,500	1,010,000
Shares outstanding for calculating EPS		62,312,500	62,312,500